Long-Term Loans (Tables)	12 Months Ended
Oct. 31, 2025
Long-Term Loans [Abstract]
Schedule of Long-Term Loans
	October 31, 2025	October 31, 2024
Loans from third parties	$207,617	$662,160
Loans from banks	2,093,118	1,396,491
Total	$2,300,735	$2,058,651

Schedule of Consolidated Balance Sheet	Presented in consolidated balance sheet:
	October 31, 2025	October 31, 2024
Non-current liabilities	$2,278,162	$2,058,651
Current liabilities	22,573	-
Total	$2,300,735	$2,058,651